Operating Segments - Information about major customers (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of major customers [abstract]
Information about major customers	The Group does not have any single customer that generates 10% or more of the Group’s total revenue	The Group does not have any single customer that generates 10% or more of the Group’s total revenue